BASIS OF PRESENTATION (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Depreciation expense		$ 0	$ 0
Expected life in years	9 months
Maximum [Member]
Expected life in years		5 years
Minimum [Member]
Expected life in years		3 years